FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	¥ 10,800	$ 1,655	¥ 9,021	¥ 9,021
Exchange loss	(25,725)	(3,943)	7,663	5,991
Amortization of issuance cost of convertible senior notes	25,229	3,867	16,563	0
Changes in other current liabilities	392,831	60,204	242,521	5,263
Net cash used in operating activities	310,014	47,512	301,396	(98,502)
Cash flows from investing activities:
Net cash used in investing activities	(616,367)	(94,462)	(1,133,451)	37,564
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	3,127,305	479,280	0	0
Payment for public offering costs	(31,666)	(4,853)	0	0
Proceeds from issuance of convertible senior notes, net of issuance cost	(742)	(114)	1,847,802	0
Proceeds from ADS lending	0	0	9	0
Net cash provided by financing activities	2,666,837	408,710	1,776,891	331,225
Net increase (decrease) in cash and cash equivalents	2,360,484	361,760	944,836	270,287
Cash, cash equivalents and restricted cash, beginning of year	1,526,810	219,312	582,855	293,657
Effect of exchange rate changes on cash and cash equivalents	(156,275)	(9,268)	(881)	18,911
Cash, cash equivalents and restricted cash, end of year	3,731,019	571,804	1,526,810	582,855
Supplemental disclosure of cash flow information:
Cash paid for interest	38,665	5,926	37,578	12,992
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs	0	0	742	0
Unpaid Hong Kong public offering costs	11,075	1,697	0	0
Parent Company [Member]
Cash flows from operating activities:
Net income	425,992	65,286	281,297	269,712
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	0	0	0	7,497
Exchange loss	3,905	598	129	113
Amortization of issuance cost of convertible senior notes	25,229	3,867	16,563	0
Equity in income of subsidiaries and VIE	(493,494)	(75,631)	(315,008)	(279,835)
Changes in other current liabilities	(3,900)	(598)	2,562	(5,274)
Net cash used in operating activities	(42,268)	(6,478)	(14,457)	(7,787)
Cash flows from investing activities:
Advances to subsidiaries and VIE	(2,846,452)	(436,238)	(538,693)	(209,724)
Investments in subsidiaries	0	0	(1,365,803)	(54,518)
Net cash used in investing activities	(2,846,452)	(436,238)	(1,904,496)	(264,242)
Cash flows from financing activities:
Proceeds from exercises of share options	430	66	1,705	3,718
Proceeds from issuance of ordinary shares in Hong Kong public offering	3,127,305	479,280	0	0
Payment for public offering costs	(25,453)	(3,901)	0	0
Proceeds from issuance of convertible senior notes, net of issuance cost	(742)	(114)	1,847,802	0
Proceeds from ADS lending	0	0	9	0
Net cash provided by financing activities	3,101,540	475,331	1,849,516	3,718
Net increase (decrease) in cash and cash equivalents	212,820	32,615	(69,437)	(268,311)
Cash, cash equivalents and restricted cash, beginning of year	26,298	3,777	67,513	313,138
Effect of exchange rate changes on cash and cash equivalents	(93,807)	(14,122)	28,222	22,686
Cash, cash equivalents and restricted cash, end of year	145,311	22,270	26,298	¥ 67,513
Supplemental disclosure of cash flow information:
Cash paid for interest	29,159	4,468	19,007
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs			¥ 742
Unpaid Hong Kong public offering costs	¥ 8,978	$ 1,376